Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income available to common shareholders:
Class A, basic and diluted	$ 294,964	$ 283,389	$ 163,232
Common Class A [Member]
Denominator:
Basic weighted average number of common shares outstanding	35,405,458	36,603,134	35,125,003
Plus weighted average number of RSUs with service conditions	523,464	601,211	383,012
Common share and common share equivalents, dilutive	35,928,922	37,204,345	35,508,015
Basic earnings per share:
Earnings Per Share, Basic	$ 8.33	$ 7.74	$ 4.65
Diluted earnings per share:
Earnings Per Share, Diluted	$ 8.21	$ 7.62	$ 4.60